Other current assets and liabilities - Other Current Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued bonus	¥ 289	¥ 364
Tax payables	98	62
Accrued paid leaves	94	52
Payable for crypto assets	121	40
Advance received and other	12	18
Total	¥ 615	¥ 536